DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
Dole had the following derivative instruments outstanding as of September 30, 2022:

Aggregate Notional Amount
Foreign currency forward contracts by currency:
United States Dollar	$6.8 million
Euro	€85.3 million
Sterling	£16.6 million
Chilean Peso	CLP 7.6 billion
South African Rand	R 194.7 million
Swedish Krona	SEK 22.0 million
Interest rate swap contracts	$700.0 million
Bunker fuel hedges	42.5 thousand metric tons

Schedule of Derivative Instruments in the Balance Sheet at Fair Value	The following table presents the balance sheet location and fair value of the derivative instruments by type:

	Fair Value Measurements as of September 30, 2022
	Accrued Liabilities	Other Assets	Other Receivables, net

Foreign currency forward contracts:	(U.S. Dollars in thousands)
Cash flow hedges	$(604)	$—	$11,273
Non-designated cash flow hedges	(525)	—	167
Fair value hedges	—	—	44
Interest rate swap contracts	—	62,465	—
Bunker fuel hedges	(1,706)	—	—
	$(2,835)	$62,465	$11,484

	Fair Value Measurements as of December 31, 2021
	Accrued Liabilities	Other Assets	Other Receivables, net

Foreign currency forward contracts:	(U.S. Dollars in thousands)
Cash flow hedges	$(222)	$—	$2,183
Non-designated cash flow hedges	(578)	—	202
Interest rate swap contracts	—	10,102	—
Bunker fuel hedges	—	—	1,023
	$(800)	$10,102	$3,408

Schedule of Realized and Unrealized Derivative Gains (Losses)
The following tables represent all of Dole’s realized and unrealized derivative gains (losses) and respective location in the financial statements for the three and nine months ended September 30, 2022 and September 30, 2021:

	Three Months Ended September 30, 2022			Nine Months Ended September 30, 2022
	Net gains deferred in Accumulated Other Comprehensive Loss	Cost of Sales	Other Income, Net	Net gains deferred in Accumulated Other Comprehensive Loss	Cost of Sales	Other Income, Net
Realized gains:	(U.S. Dollars in thousands)
Cash flow hedges	$—	$7,591	$—	$—	$14,155	$—
Non-designated cash flow hedges	—	38	—	—	3,367	—
Bunker fuel hedges	—	1,527	—	—	3,403	—
Total net realized gains	$—	$9,156	$—	$—	$20,925	$—
Unrealized gains (losses):
Cash flow hedges	$(1,516)	$—	$—	$9,511	$—	$—
Fair value hedges	—	—	45	—	—	44
Non-designated cash flow hedges	—	(365)	—	—	35	—
Bunker fuel hedges	—	(7,364)	—	—	(2,407)	—
Interest rate swap contracts	18,287	—	—	52,363	—	—
Total net unrealized gains (losses)	$16,771	$(7,729)	$45	$61,874	$(2,372)	$44

	Three Months Ended September 30, 2021			Nine Months Ended September 30, 2021
	Net gains deferred in Accumulated Other Comprehensive Loss	Cost of Sales	Other Income, Net	Net gains deferred in Accumulated Other Comprehensive Loss	Cost of Sales	Other Income, Net
Realized gains:	(U.S. Dollars in thousands)
Cash flow hedges	$—	$329	$—	$—	$329	$—
Non-designated cash flow hedges	—	4	—	—	4	—
Bunker fuel hedges	—	812	—	—	812	—
Total net realized gains	$—	$1,145	$—	$—	$1,145	$—
Unrealized gains (losses):
Cash flow hedges	$2,203	$—	$—	$2,203	$—	$—
Non-designated cash flow hedges	—	488	—	—	523	—
Bunker fuel hedges	—	(763)	—	—	(763)	—
Interest rate swap contracts	2,865	—	—	2,865	—	—
Total net unrealized gains (losses)	$5,068	$(275)	$—	$5,068	$(240)	$—